Goodwill and Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 Segment	Sep. 30, 2013	Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 0	$ 0	$ 0
Number of operating segment	1